As filed with the U.S. Securities and Exchange Commission on November 4, 2014

1933 Act File No. 333-30810

1940 Act File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 74	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 75

STATE STREET INSTITUTIONAL

INVESTMENT TRUST

P.O. Box 5049, Boston, Massachusetts 02206

(Address of Principal Executive Offices)

(617) 662-1742

(Registrant’s Telephone Number)

David James, Secretary

State Street Bank and Trust Company

4 Copley Place, 5th floor

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	On December 4, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until December 4, 2014, the effectiveness of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A related to the State Street Clarion Global Infrastructure & MLP Fund – Class A, Class C, Class I and Class K which was filed pursuant to Rule 485(a) under the Securities Act on August 1, 2014 (the “Amendment”).

The effectiveness of the Amendment was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act pursuant to Post-Effective Amendment No. 72 filed on October 14, 2014.

Part A.    INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C.     OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”), certifies that it meets all requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 4th day of November, 2014.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 4th day of November, 2014:

Signature	Signature

/s/ William L. Boyan*	/s/ James E. Ross*

William L. Boyan, Trustee	James E. Ross, Trustee

/s/ Michael F. Holland*	/s/ Richard D. Shirk*

Michael F. Holland, Trustee	Richard D. Shirk, Trustee

/s/ William L. Marshall*	/s/ Rina K. Spence*

William L. Marshall, Trustee	Rina K. Spence, Trustee

/s/ Scott F. Powers*	/s/ Bruce D. Taber*

Scott F. Powers, Trustee	Bruce D. Taber, Trustee

/s/ Patrick J. Riley*	/s/ Douglas T. Williams*

Patrick J. Riley, Trustee	Douglas T. Williams, Trustee

/s/ Laura F. Dell	/s/ Ellen M. Needham

Laura F. Dell, Treasurer and Principal Financial Officer	Ellen M. Needham, President and Principal Executive Officer

/s/ David James
*By: David James

Attorney-in-Fact

Pursuant to Powers of Attorney